Segment Reporting - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 2,153,115	$ 2,196,638
Cash and cash equivalents (notes 11 and 20)	685,331	480,080	$ 309,857	$ 108,977
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets	4,841
Total assets	1,416,789	1,508,243
Operating Segments | Marine Services and Other
Segment Reporting Information [Line Items]
Total assets	40,995	35,840
Segment Reconciling Items
Segment Reporting Information [Line Items]
Cash and cash equivalents (notes 11 and 20)	685,331	480,080
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	$ 0	(129)
Teekay Tankers | Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets		$ 10,198